SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

The Company operates in two business segments: DAS and Dynamic Deliveries. The Company has analyzed its operations subsequent to June 30, 2025, through the date of this filing of these unaudited condensed consolidated financial statements and has determined that the following are material subsequent events.

On July 3, 2025, the Company entered into a Securities Purchase Agreement (the “Note Purchase Agreement”) with Platinum Point Capital LLC (“Platinum”), pursuant to which Platinum agreed to purchase from the Company one or more convertible promissory notes, in an aggregate amount not to exceed $1,122,000. Pursuant to the Note Purchase Agreement, the Company issued to Platinum a convertible promissory note (the “Note”) in the principal amount of $495,000, for a purchase price of $450,000, reflecting an original issue discount of 10%. To secure the Company’s obligations under the Note, the Company and Platinum entered into a Security Agreement. The Company also issued to Platinum a four-year warrant to purchase up to an additional 330,000 shares of the Company’s common stock at an exercise price of $1.50 per share. The Company agreed to file a registration statement to register the resale of the shares underlying the Note and the Warrant on or before the ninetieth day following the execution of the Note Purchase Agreement.

Additionally, on July 31, 2025, the Company entered into an Equity Purchase Agreement (the “ELOC”) with Platinum pursuant to which Platinum committed to purchase up to $15,000,000 (the “Maximum Amount”) of the Company’s Common Stock (the “Financing”). In connection with the execution of the ELOC, the Company is obligated to issue 600,000 shares of the Company’s Common Stock to Platinum as a commitment fee (the “Commitment Shares”).

NOTE 10 – SUBSEQUENT EVENT

On February 25, 2025, Panagiotis Lazaretos, Helen V. Maridakis, and Nikolaos Ioannou, the three controlling shareholders of the Company, entered into a Share Purchase Agreement (the “SPA”) with Aerospace Capital Partners, LLC, a Nevada limited liability company (“ACP”). Pursuant to the SPA, the Sellers sold an aggregate of 18,000,000 shares of common stock of the Company to ACP, equal to approximately 70.3% of the Company’s outstanding shares of common stock, as a result of this transaction, ACP became our controlling shareholder.

In connection with the SPA and the payment of the Company’s outstanding liabilities, the Company issued to ACP a Convertible Promissory Note in the original principal amount of Three Hundred Fifty-eight Thousand Two Hundred Dollars ($358,200). The Note will convert automatically into shares of the Company’s common stock or a series of preferred stock upon the occurrence of all of the following: (1) the acquisition of the controlling interest in the Company by ACP, which happened pursuant to the SPA; (2) the effectiveness of an amendment to the Company’s Articles of Incorporation to authorize the Company to issue preferred stock; and (3) the filing of a Certificate of Designation of Rights and Preferences of a series of preferred stock of the Company. Upon the occurrence of all three events, ACP has the right to determine whether the Note amount will convert into shares of common stock or shares of the new preferred stock. The conversion price of the Note amount will be $0.015 per share of either common stock or preferred stock.

Also in connection with the SPA, the Company entered into an Assets Purchase Option and License Agreement  with the Sellers, pursuant to which , the Company granted to Absocare, Inc., a South Dakota corporation (“ABSO”), an entity controlled by the Sellers, a non-exclusive, royalty-free license to use certain assets of the Company for a period of six months . The Assets consist of the Company’s name and trademark; the software code used by the Company, the domain name (www.brooqly.com); the Company’s app store accounts, and the Company’s social media accounts.  ABSO has no right to sublicense, modify, distribute, or commercialize the Assets during the License Period.

Additionally, pursuant to the Option and License Agreement, the Company granted to ABSO the option to purchase the Assets at the end of the License Period. ABSO may elect to exercise the option by written notice to the Company for three months after the end of the License Period.

In connection with the change of control and pursuant to the terms of the SPA, Panagiotis Lazaretos, Nikolaos Ioannou and Helen Maridakis agreed to and did resign from their positions as officers and directors, effective February 25, 2025

The following individuals were appointed as officers and to our Board of Directors:

Name	Position
Kent Wilson	Chief Executive Officer/Chairman of the Board
Jeff Hail	Chief Operating Officer, Director
Ian Kantrowitz	Vice President, Director
Shannon Rigney	Vice President, Director
Ron Rich	Director

Management believes that the acquisition of a controlling position in the Company by ACP represents a strategic transformation of the Company into an aerospace-focused enterprise. Management intends to pursue multiple aerospace acquisitions in the near future as part of this new corporate direction.